Debentures	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Debentures
15.	Debentures
On May 15, 2019 and September 28, 2018, the Company issued Debentures, non-convertible
into shares, in the amount of R$ 800,000, with the objective of funding the Group’s working capital and treasury investments. As of September 30, 2020, the total balance is comprised of the following issuances:

Issuance	Quantity Issued (units)	Annual rate	Issuance date	Maturity date	Unit value at issuance		Unit value at period-end		Book value
1st	400,000	108.0% CDI	9/28/2018	9/28/2020	R$	1,000.00	R$	1,108.56	—
2nd	400,000	107.5% CDI	5/15/2019	5/15/2022	R$	1,000.00	R$	1,009.05	338,693

Total	800,000								338,693

	September 30, 2020	December 31, 2019
Principal	400,000	800,000
Interest	23,746	47,127
Payments	(20,336)	(11,897)
Repurchase (a)	(64,717)	—

Total	338,693	835,230

Current	—	435,230
Non-current	338,693	400,000

(a)	As of September 30, 2020 the Group repurchased 65,611 units of the second series of non-convertible debentures.
The principal amount and accrued interest payable related to the first issuance are due on the maturity date, while for the second issuance, 50% of the principal amount is due on May 15, 2021 and the remaining balance on the maturity date, and accrued interest payable every 12 months from the issuance date. There were no interest amounts paid in the period ended of September 30, 2020.
On September 28, 2020 the first series of
non-convertible
debentures was fully prepaid in the amount of R$ 432,793, which includes principal and interest.
Debentures are subject to financial covenants, which comply with certain performance conditions. The Group has complied with these covenants throughout the reporting period (Note 30(b)).

16. Debentures
On May 15, 2019 and September 28, 2018, the Company issued Debentures, non-convertible
into shares, in the amount of R$ 800,000, with the objective of funding the Group’s working capital and treasury investments. As of December 31, 2019, the total balance is comprised of the following issuances:

Issuance	Quantity (units)	Annual rate	Issuance date	Maturity date	Unit value at issuance		Unit value at period-end		Book value
1st	400,000	108,0% CDI	9/28/2018	9/28/2020	R$	1,000.00	R$	1,082.01	433,262
2st	400,000	107,5% CDI	5/15/2019	5/15/2022	R$	1,000.00	R$	1,005.88	401,968

Total	800,000								835,230

	2019	2018
Principal	800,000	400,000
Interest	47,127	6,538
Payments	(11,897)	—

Total	835,230	406,538

Current	435,230	—
Non-current	400,000	406,538

The principal amount and accrued interest payables related to the first issuance are due on the maturity date, while for the second issuance, 50% of the principal amount is due on May 15, 2021 and the remaining balance on the maturity date, and accrued interest payable every 12 months from the issuance date. There were no amounts paid in 2019.
Debentures are subject to financial covenants, which comply with certain performance conditions. The Group has complied with these covenants throughout the reporting period (Note 34(ii)).